Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act, the following table describes the executive compensation for our Chief Executive Officer, who is our principal executive officer, the other NEOs, and the Company’s performance for our three most recently completed fiscal years.
					Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for non-PEO NEOs(3)	Average Compensation Actually Paid to non-PEO NEOs(4)	Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Income (in millions)(7)	Net Sales (in millions)(8)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$ 914,920	($4,111,990)	$ 980,228	($865,714)	$ 89.30	$119.45	($59.50)	$595.30
2021	$ 765,040	($9,467,952)	$ 522,686	($4,732,329)	$161.23	$177.06	($29.70)	$425.50
2020	$15,858,452	$ 32,175,572	$8,036,935	$ 15,162,662	$240.29	$144.92	($3.20)	$320.40

(1)
During fiscal year 2020, 2021, and 2022, Mr. Cyr served as our Principal Executive Officer (“PEO”). The dollar amounts reported in this column are the amounts of total compensation reported for each corresponding year in the Total column of the Summary Compensation Table.

(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Cyr as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Cyr during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Cyr’s total compensation for each year to determine the compensation actually paid:

FISCAL YEAR	2020	2021	2022
SCT Total	$15,858,452	$ 765,040	$914,920
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($14,701,112)	$ 0	$0
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$18,972,291	$ 0	$0
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$ 0	($9,705,369)	($4,754,150)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$ 0	$ 0	$0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$12,045,941	($527,624)	($272,761)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$ 0	$ 0	$0
Compensation Actually Paid	$32,175,572	($9,467,952)	($4,111,990)
(3)
The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Cyr) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs (excluding Mr. Cyr) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Scott Morris, Todd Cunfer, Thembeka Machaba, Cathal Walsh, Richard Kassar, and Heather Pomerantz; (ii) for 2021, Scott Morris, Heather Pomerantz, Stephen Weise, and Cathal Walsh; (iii) for 2020, Scott Morris, Heather Pomerantz, Stephen Weise, Cathal Walsh, and Richard Kassar.

(4)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the Non-PEO NEOs as a group as identified in footnote 3 above, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average of compensation earned by or paid to these NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for these NEOs as a group for each year to determine the compensation actually paid:

FISCAL YEAR	2020	2021	2022
SCT Total	$8,036,935	$522,686	$980,228
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($6,027,297)	($37,494)	($526,039)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$8,618,715	$22,770	$392,754
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$522,681	($5,093,752)	($1,536,464)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$4,011,628	($146,539)	($102,172)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	($74,021)
Compensation Actually Paid	$15,162,662	($4,732,329)	($865,714)
(5)
Cumulative total shareholder return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the share price at the end and the beginning of the measurement period by the share price at the beginning of the measurement period. For purposes of these amounts, the beginning of the measurement period is December 31, 2019.

(6)
Represents the peer group total shareholder return. The peer group used for this purpose is the Nasdaq Composite, which is one of the Company’s indices utilized in the stock performance graph set forth in our Annual Report.

(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(8)
This column is the “Company-Selected Measure,” which in the registrant’s assessment represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used by the registrant to link compensation actually paid to the registrant’s named executive officers, for the most recently completed fiscal year, to Company performance.

Company Selected Measure Name	Net Sales
Named Executive Officers, Footnote [Text Block]
(3)
The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Cyr) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs (excluding Mr. Cyr) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Scott Morris, Todd Cunfer, Thembeka Machaba, Cathal Walsh, Richard Kassar, and Heather Pomerantz; (ii) for 2021, Scott Morris, Heather Pomerantz, Stephen Weise, and Cathal Walsh; (iii) for 2020, Scott Morris, Heather Pomerantz, Stephen Weise, Cathal Walsh, and Richard Kassar.

Peer Group Issuers, Footnote [Text Block]
(6)
Represents the peer group total shareholder return. The peer group used for this purpose is the Nasdaq Composite, which is one of the Company’s indices utilized in the stock performance graph set forth in our Annual Report.

PEO Total Compensation Amount	$ 914,920	$ 765,040	$ 15,858,452
PEO Actually Paid Compensation Amount	$ (4,111,990)	(9,467,952)	32,175,572
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Cyr as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Cyr during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Cyr’s total compensation for each year to determine the compensation actually paid:

FISCAL YEAR	2020	2021	2022
SCT Total	$15,858,452	$ 765,040	$914,920
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($14,701,112)	$ 0	$0
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$18,972,291	$ 0	$0
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$ 0	($9,705,369)	($4,754,150)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$ 0	$ 0	$0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$12,045,941	($527,624)	($272,761)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$ 0	$ 0	$0
Compensation Actually Paid	$32,175,572	($9,467,952)	($4,111,990)

Non-PEO NEO Average Total Compensation Amount	$ 980,228	522,686	8,036,935
Non-PEO NEO Average Compensation Actually Paid Amount	$ (865,714)	(4,732,329)	15,162,662
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the Non-PEO NEOs as a group as identified in footnote 3 above, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average of compensation earned by or paid to these NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for these NEOs as a group for each year to determine the compensation actually paid:

FISCAL YEAR	2020	2021	2022
SCT Total	$8,036,935	$522,686	$980,228
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($6,027,297)	($37,494)	($526,039)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$8,618,715	$22,770	$392,754
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$522,681	($5,093,752)	($1,536,464)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$4,011,628	($146,539)	($102,172)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	($74,021)
Compensation Actually Paid	$15,162,662	($4,732,329)	($865,714)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationships Between Certain Data in the Pay Versus Performance Table
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid (CAP) and Total Shareholder Return (TSR)
The following chart sets forth the relationship between (i) the Company’s cumulative total shareholder return over the three most recently completed fiscal years and the Nasdaq Composite index’s cumulative total shareholder return (TSR) over the same period, and (ii) the compensation actually paid (CAP) to our PEO and the average compensation actually paid to our Non-PEO NEOs.

Compensation Actually Paid vs. Net Income [Text Block]
Relationships Between Certain Data in the Pay Versus Performance Table
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between compensation actually paid to our PEO, the average of compensation actually paid to our Non-PEO NEOs, and our net income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationships Between Certain Data in the Pay Versus Performance Table
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Sales
The following chart sets forth the relationship between compensation actually paid to our PEO, the average of compensation actually paid to our Non-PEO NEOs, and our Net Sales during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]
Relationships Between Certain Data in the Pay Versus Performance Table
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid (CAP) and Total Shareholder Return (TSR)
The following chart sets forth the relationship between (i) the Company’s cumulative total shareholder return over the three most recently completed fiscal years and the Nasdaq Composite index’s cumulative total shareholder return (TSR) over the same period, and (ii) the compensation actually paid (CAP) to our PEO and the average compensation actually paid to our Non-PEO NEOs.

Tabular List [Table Text Block]
Tabular List of Most Important Financial Performance Measures
Freshpet selected the following measures as most important to link compensation actually paid to fiscal year 2022 Company performance. Freshpet only utilizes two financial metrics in determining annual compensation for executives.
Most Important Measures for Determining PEO and Non-PEO NEO Pay
Net sales
Adj. EBITDA before bonus accrual
Employee satisfaction

Total Shareholder Return Amount	$ 89.3	161.23	240.29
Peer Group Total Shareholder Return Amount	119.45	177.06	144.92
Net Income (Loss)	$ (59,500,000)	$ (29,700,000)	$ (3,200,000)
Company Selected Measure Amount	595,300,000	425,500,000	320,400,000
PEO Name	Mr. Cyr	Mr. Cyr	Mr. Cyr
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net sales
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adj. EBITDA before bonus accrual
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Employee satisfaction
PEO [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ (14,701,112)
PEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	18,972,291
PEO [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,754,150)	(9,705,369)	0
PEO [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(272,761)	(527,624)	12,045,941
PEO [Member] | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(526,039)	(37,494)	(6,027,297)
Non-PEO NEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	392,754	22,770	8,618,715
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,536,464)	(5,093,752)	522,681
Non-PEO NEO [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(102,172)	(146,539)	4,011,628
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (74,021)	$ 0	$ 0